JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS — 97.1%
Aerospace & Defense — 4.7%
General Dynamics Corp.	3,608	707,205
Northrop Grumman Corp.	1,746	628,855
Raytheon Technologies Corp.	10,379	892,159

		2,228,219

Air Freight & Logistics — 1.1%
United Parcel Service, Inc., Class B	2,904	528,853

Banks — 8.1%
Bank of America Corp.	27,127	1,151,528
Citigroup, Inc.	8,786	616,624
PNC Financial Services Group, Inc. (The)	5,302	1,037,338
Truist Financial Corp.	7,916	464,291
US Bancorp	8,425	500,798

		3,770,579

Beverages — 1.7%
Coca-Cola Co. (The)	7,151	375,207
PepsiCo, Inc.	2,736	411,453

		786,660

Biotechnology — 1.5%
AbbVie, Inc.	4,465	481,628
Amgen, Inc.	1,107	235,450

		717,078

Building Products — 0.4%
Trane Technologies plc	958	165,392

Capital Markets — 8.8%
BlackRock, Inc.	1,256	1,053,304
Charles Schwab Corp. (The)	7,637	556,271
CME Group, Inc.	4,383	847,501
Morgan Stanley	9,658	939,785
Northern Trust Corp.	1,894	204,246
T. Rowe Price Group, Inc.	2,430	478,044

		4,079,151

Chemicals — 2.7%
Air Products and Chemicals, Inc.	2,443	625,550
PPG Industries, Inc.	4,551	650,795

		1,276,345

Commercial Services & Supplies — 0.7%
Republic Services, Inc.	2,667	320,188

Consumer Finance — 2.7%
American Express Co.	4,807	805,278
Capital One Financial Corp.	2,913	471,779

		1,277,057

Diversified Telecommunication Services — 0.9%
Verizon Communications, Inc.	7,942	428,923

Electric Utilities — 2.6%
Entergy Corp.	572	56,811
NextEra Energy, Inc.	9,491	745,244
Xcel Energy, Inc.	7,006	437,903

		1,239,958

Electrical Equipment — 1.4%
Eaton Corp. plc	4,512	673,694

Electronic Equipment, Instruments & Components — 0.5%
Corning, Inc.	6,311	230,305

Equity Real Estate Investment Trusts (REITs) — 2.5%
Alexandria Real Estate Equities, Inc.	894	170,881
AvalonBay Communities, Inc.	1,168	258,964
Boston Properties, Inc.	1,063	115,143
Prologis, Inc.	2,274	285,235
Realty Income Corp.	1,318	85,489
Ventas, Inc.	3,525	194,615
Vornado Realty Trust	1,042	43,769

		1,154,096

Food & Staples Retailing — 2.9%
Sysco Corp.	9,749	765,272
Walmart, Inc.	4,204	585,927

		1,351,199

Food Products — 1.1%
Mondelez International, Inc., Class A	8,930	519,557

Health Care Equipment & Supplies — 3.4%
Abbott Laboratories	1,324	156,349
Becton Dickinson and Co.	1,977	486,063
Medtronic plc	7,647	958,546

		1,600,958

Health Care Providers & Services — 4.7%
AmerisourceBergen Corp.	3,051	364,458
CVS Health Corp.	8,045	682,725
UnitedHealth Group, Inc.	3,018	1,179,327

		2,226,510

Hotels, Restaurants & Leisure — 1.8%
McDonald’s Corp.	2,505	603,977
Starbucks Corp.	2,368	261,168

		865,145

Household Products — 1.1%
Procter & Gamble Co. (The)	3,768	526,712

Insurance — 4.5%
Arthur J Gallagher & Co.	2,461	365,779
Chubb Ltd.	2,751	477,289
Hartford Financial Services Group, Inc. (The)	5,705	400,789
Marsh & McLennan Cos., Inc.	1,113	168,607
MetLife, Inc.	6,726	415,191
Progressive Corp. (The)	3,075	277,926

		2,105,581

IT Services — 2.3%
Accenture plc, Class A	749	239,531
Fidelity National Information Services, Inc.	4,107	499,763
International Business Machines Corp.	2,588	359,577

		1,098,871

Leisure Products — 0.6%
Hasbro, Inc.	3,066	273,538

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

Machinery — 4.4%
Deere & Co.	1,372	459,645
Dover Corp.	5,239	814,703
Parker-Hannifin Corp.	2,099	587,013
Stanley Black & Decker, Inc.	1,286	225,396

		2,086,757

Media — 2.5%
Comcast Corp., Class A	21,361	1,194,740

Multi-Utilities — 1.2%
CMS Energy Corp.	5,291	316,030
Public Service Enterprise Group, Inc.	3,911	238,158

		554,188

Oil, Gas & Consumable Fuels — 5.7%
Chevron Corp.	6,491	658,521
ConocoPhillips	18,031	1,221,958
EOG Resources, Inc.	7,919	635,678
Valero Energy Corp.	2,170	153,134

		2,669,291

Pharmaceuticals — 5.8%
Bristol-Myers Squibb Co.	16,120	953,815
Eli Lilly & Co.	2,042	471,767
Johnson & Johnson	5,407	873,304
Merck & Co., Inc.	2,414	181,306
Pfizer, Inc.	6,201	266,712

		2,746,904

Road & Rail — 1.4%
Norfolk Southern Corp.	2,779	664,987

Semiconductors & Semiconductor Equipment — 4.1%
Analog Devices, Inc.	5,591	936,406
Intel Corp.	1,374	73,210
Texas Instruments, Inc.	4,772	917,135

		1,926,751

Software — 1.5%
Microsoft Corp.	2,469	695,925

Specialty Retail — 4.5%
Advance Auto Parts, Inc.	1,256	262,384
Best Buy Co., Inc.	3,786	400,207
Gap, Inc. (The)	10,668	242,164
Home Depot, Inc. (The)	2,005	658,227
TJX Cos., Inc. (The)	8,420	555,561

		2,118,543

Technology Hardware, Storage & Peripherals — 0.9%
Apple, Inc.	1,327	187,723
Seagate Technology Holdings plc	2,876	237,321

		425,044

Textiles, Apparel & Luxury Goods — 0.5%
VF Corp.	3,672	245,979

Tobacco — 1.9%
Philip Morris International, Inc.	9,513	901,771

TOTAL COMMON STOCKS (Cost $31,957,300)		45,675,449

SHORT-TERM INVESTMENTS — 3.0%
INVESTMENT COMPANIES — 3.0%
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (a) (b) (Cost $1,400,066)	1,399,503	1,400,203

Total Investments — 100.1% (Cost $33,357,366)		47,075,652
Liabilities in Excess of Other Assets — (0.1)%		(52,503)

Net Assets — 100.0%		47,023,149

Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2021.

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$47,075,652	$—	$—	$47,075,652

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

	For the period ended September 30, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)		Value at September 30, 2021	Shares at September 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (a) (b)	$1,108,433	$1,414,996	$1,123,226	$—	(c)	$—	(c)	$1,400,203	1,399,503	$208	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2021.
(c)	Amount rounds to less than one thousand.